PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
PROPERTY PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

11 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are detailed below at the end of each period:

Property, plant and equipment, gross	12.31.2019	12.31.2018
	ThCh$	ThCh$
Construction in progress	27,290,581	26,048,670
Land	104,196,754	100,479,196
Buildings	299,282,674	371,279,937
Plant and equipment	571,154,695	623,568,795
Information technology equipment	23,912,963	22,752,205
Fixed installations and accessories	46,062,659	43,717,907
Vehicles	55,128,493	53,682,179
Leasehold improvements	214,886	144,914
Rights of use (1)	40,498,400	—
Other properties, plant and equipment (2)	452,600,945	438,350,022
Total Property, plant and equipment, gross	1,620,343,050	1,680,023,825

Accumulated depreciation of Property, plant and equipment	12.31.2019	12.31.2018
	ThCh$	ThCh$
Buildings	(87,308,899)	(157,119,586)
Plant and equipment	(385,801,471)	(416,164,810)
Information technology equipment	(18,911,118)	(17,567,484)
Fixed installations and accessories	(26,219,378)	(22,660,738)
Vehicles	(33,167,346)	(31,883,578)
Leasehold improvements	(144,865)	(112,737)
Rights of use (1)	(8,254,568)	—
Other properties, plant and equipment (2)	(337,816,542)	(323,743,924)
Total accumulated depreciation	(897,624,187)	(969,252,857)
Total Property, plant and equipment, net	722,718,863	710,770,968
(1)	For adoption of IFRS 16. See details of underlying assets in Note 11.1
(2)	The net balance of each of these categories is presented below:

Other Property, plant and equipment, net	12.31.2019	12.31.2018
	ThCh$	ThCh$
Bottles	44,071,742	51,522,834
Marketing and promotional assets	57,442,154	45,739,948
Other Property, plant and equipment	13,270,507	17,343,316
Total	114,784,403	114,606,098

11.1     Movements

Movements in Property, plant and equipment are detailed as follows:

						Fixed
					IT	facilities and		Leasehold			Property, plant
	Construction in			Plant and	equipment	accessories,		improvements,			& equipment,
	progress	Land	Buildings, net	equipment, net	net	net	Vehicles, net	net	Others	Rights-of-use	net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance at January 1, 2019	26,048,670	100,479,196	214,160,351	207,403,985	5,184,721	21,057,169	21,798,601	32,177	114,606,098	—	710,770,968
Additions	49,134,461	—	749,800	11,582,259	675,974	7,271	(342,001)	1,309	32,640,210	—	94,449,283
Right-of use additions (3)	—	—	—	—	—	—	—	—	—	21,721,728	21,721,728
Disposals	(8,761)	—	(5,902)	(352,204)	(977)	(8,911)	(52,095)	(155)	(1,135,304)	—	(1,564,309)
Transfers between items of Property, plant and equipment	(48,358,902)	2,268,316	430,971	20,735,065	1,019,048	1,379,012	7,650,847	65,250	14,810,393	—	—
Right-of-use transfers	(25,991)	—	(266,007)	(13,788,120)	(23,712)	—	(1,181,465)	—	(2,520,405)	17,805,700	—
Depreciation expense	—	—	(7,681,481)	(37,572,910)	(1,949,851)	(2,977,512)	(6,267,039)	(30,737)	(42,410,016)		(98,889,546)
Amortization (2)	—	—	—	—	—	—	—	—	—	(8,254,568)	(8,254,568)
Increase (decrease) due to foreign currency translation differences	688,063	1,529,526	4,685,319	3,228,519	83,757	386,253	464,563	2,177	2,216,555	1,024,539	14,309,271
Other increase (decrease) (1)	(186,959)	(80,284)	(99,276)	(5,883,370)	12,885	(1)	(110,264)	—	(3,423,128)	(53,567)	(9,823,964)
Total movements	1,241,911	3,717,558	(2,186,576)	(22,050,761)	(182,876)	(1,213,888)	162,546	37,844	178,305	32,243,832	11,947,895
Ending balance at December 31, 2019	27,290,581	104,196,754	211,973,775	185,353,224	5,001,845	19,843,281	21,961,147	70,021	114,784,403	32,243,832	722,718,863
(1)	Mainly correspond to effects of IAS 29 in Argentina.
(2)

Of the total of CLP 8,254,468 thousand recorded as amortization for the current period, CLP 5,994,037 thousand correspond to right-of-use amortization arising from the adoption of the IFRS, effective beginning on January 1, 2019. The remaining CLP 2,260,531 thousand correspond to depreciation (today amortization) of goods acquired under the financial lease method, which until December 31, 2018 were classified and valued pursuant to the accounting criteria of property, plant and equipment.

(3)	For IFRS 16 adoption

Right-of-use asset as of December 31, 2019 is composed as follows:

Rights of use	Gross asset	Depreciation
	ThCh$	ThCh$
Buildings	1,454,555	(294,791)
Plant and equipment	28,109,470	(4,856,397)
IT Equipment	283,473	(69,209)
Motor vehicles	5,198,413	(1,776,055)
Others	5,452,489	(1,258,116)
Total	40,498,400	(8,254,568)

Interest expense for lease liabilities for the period ended December 31, 2019 amounts to CLP 2,282,221 thousand.

						Fixed
					IT	facilities and		Leasehold		Property, plant
	Construction			Plant and	Equipment,	accessories,		improvements,	Other,	and equipment,
	in progress	Land	Buildings, net	equipment, net	net	net	Vehicles, net	net	net	net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance at January 1, 2018	84,118,716	96,990,155	162,385,848	155,833,080	4,627,325	19,589,877	29,263,265	7,415	106,934,818	659,750,499
Additions	65,284,334	—	504,675	17,924,606	783,299	165,226	1,451,462	1,430	42,793,277	128,908,309
Disposals	—	(5,465)	(209,713)	(1,002,133)	—	—	(203,036)	—	(1,588,050)	(3,008,397)
Transfers between items of Property, plant and equipment	(109,893,610)	—	45,032,440	54,460,571	622,222	1,481,081	(2,218,354)	22,000	10,493,650	—
Depreciation expense	—	—	(7,001,828)	(39,182,401)	(1,830,295)	(2,668,535)	(5,201,263)	(11,112)	(41,727,195)	(97,622,629)
Increase (decrease) due to foreign currency translation differences	(6,880,059)	(4,615,830)	(14,485,709)	(17,048,903)	(414,850)	(4,048,135)	(1,722,767)	169	(16,954,922)	(66,171,006)
Other increase (decrease) (1)	(6,580,711)	8,110,336	27,934,638	36,419,165	1,397,020	6,537,655	429,294	12,275	14,654,520	88,914,192
Total movements	(58,070,046)	3,489,041	51,774,503	51,570,905	557,396	1,467,292	(7,464,664)	24,762	7,671,280	51,020,469
Ending balance at December 31, 2018	26,048,670	100,479,196	214,160,351	207,403,985	5,184,721	21,057,169	21,798,601	32,177	114,606,098	710,770,968
(1)	Mainly correspond to the effects of adopting IAS 29 in Argentina.

						Fixed facilities
				Plant and	IT	and		Leasehold
	Construction			equipment,	Equipment,	accessories,		improvements,	Other,	Property, plant and
	in progress	Land	Buildings, net	net	net	net	Vehicles, net	net	net	equipment, net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance at January 1, 2017	49,986,111	91,961,876	173,073,161	190,402,625	6,122,912	20,466,113	23,896,425	190,523	110,051,139	666,150,885
Additions	89,392,003	4,955,929	1,674,734	4,992,508	945,827	—	1,512,162	13,529	44,451,636	147,938,328
Disposals	—	—	(300,079)	(700,973)	(1,062,530)	(4,161)	(173,190)	—	(790,242)	(3,031,175)
Transfers between items of Property, plant and equipment	(41,957,409)	—	3,450,060	24,250,647	1,133,684	2,548,441	2,253,061	—	8,321,516	—
Depreciation expense	—	—	(5,880,770)	(36,026,939)	(2,190,107)	(2,112,681)	(5,303,332)	(61,033)	(45,746,096)	(97,320,958)
Increase (decrease) due to foreign currency translation differences	(13,319,346)	72,350	(9,538,737)	(20,492,851)	(320,634)	(1,307,835)	7,441,057	(34,272)	(7,670,229)	(45,170,497)
Other increase (decrease) (1)	17,357	—	(92,521)	(6,591,937)	(1,827)	—	(362,918)	(101,332)	(1,682,906)	(8,816,084)
Total movements	34,132,605	5,028,279	(10,687,313)	(34,569,545)	(1,495,587)	(876,236)	5,366,840	(183,108)	(3,116,321)	(6,400,386)
Ending balance at December 31, 2017	84,118,716	96,990,155	162,385,848	155,833,080	4,627,325	19,589,877	29,263,265	7,415	106,934,818	659,750,499
(1)	Mainly correspond to property, plant & equipment write-offs.